Pensions and Other Postretirement Benefits (Amounts Recognized in AOCI) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial gain (loss)	$ (2,730)	$ (2,425)
Prior service credit (cost)	0	0
Pension Plan [Member] | Restated [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial gain (loss)		(333)
Pension Plan [Member] | Previously Reported [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial gain (loss)		(2,092)
Other postretirement benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial gain (loss)	39	3
Prior service credit (cost)	$ 22	$ 3